Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN
Related Party and Party-In-Interest Transactions
Related Party and Party-In-Interest Transactions

Note 6–Related Party and Party-In-Interest Transactions

Notes receivable are secured by the vested balance of participant accounts, and, as such, these transactions qualify as party-in-interest transactions. Fees paid by the Plan for the investment management services are included in net appreciation (depreciation) in fair value of investments. These transactions are covered by an exemption from the prohibited transaction provisions of ERISA and the IRC.

The Plan invests in Ball Corporation common stock, common stock of the Plan sponsor, which qualifies as a related party transaction. As of December 31, 2025 and 2024, the Plan held 3,329,201 and 4,156,367 shares of Ball Corporation common stock at a value of $176,347,777 and $229,140,513, respectively, along with cash in the Vanguard Cash Reserves Federal Money Market Fund Admiral of $640,199 and $1,128,214, respectively, which are held in the Ball Corporation Common Stock Fund. During the year ended December 31, 2025, purchases and sales of the Ball common stock were $628,417 and $43,453,226, respectively. During the year ended December 31, 2024, purchases and sales of the Ball common stock were $0 and $80,135,963, respectively. The (loss) on investment was ($12,869,955) and ($5,827,366), and the dividends earned were $2,902,029 and $3,715,698 for 2025 and 2024, respectively for the Ball Corporation common stock. Transactions in such investments qualify as party-in-interest transactions, which are exempt from the prohibited transaction rules.